PROPERTY, PLANT AND EQUIPMENT - Schedule of Rollforward of Property, Plant and Equipment (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Changes in property, plant and equipment [abstract]
Beginning balance		$ 160,756,328
Depreciation		10,820,442	$ 5,038,092
Ending balance	$ 198,536,683	198,536,683	160,756,328
GROSS CARRYING AMOUNT
Changes in property, plant and equipment [abstract]
Beginning balance		168,811,997	36,100,046
Additions		69,129,502	135,522,720
Additions - Borrowing costs (Note 18)		2,730,327	1,550,668
Transfer		0	0
Disposals and write-offs		(26,006,772)	(83,130)
Impairment		(1,625,452)
Foreign currency translation adjustment		2,375,090	(4,278,307)
Ending balance	215,414,692	215,414,692	168,811,997
ACCUMULATED DEPRECIATION
Changes in property, plant and equipment [abstract]
Beginning balance		(8,055,669)	(3,431,888)
Disposals and write-offs		2,092,822	58,142
Impairment		(206,032)
Depreciation		10,820,442	5,038,092
Foreign currency translation adjustment		(300,752)	356,169
Ending balance	(16,878,009)	(16,878,009)	(8,055,669)
Leasehold improvements
Changes in property, plant and equipment [abstract]
Beginning balance		49,874,131
Ending balance	64,452,027	64,452,027	49,874,131
Leasehold improvements | GROSS CARRYING AMOUNT
Changes in property, plant and equipment [abstract]
Beginning balance		52,688,714	17,054,605
Additions		16,166,380	35,455,356
Additions - Borrowing costs (Note 18)		0	0
Transfer		894,216	462,435
Disposals and write-offs		0	0
Impairment		0
Foreign currency translation adjustment		(42,698)	(283,682)
Ending balance	69,706,612	69,706,612	52,688,714
Leasehold improvements | ACCUMULATED DEPRECIATION
Changes in property, plant and equipment [abstract]
Beginning balance		(2,814,583)	(1,618,691)
Disposals and write-offs		0	0
Impairment		0
Depreciation		2,347,584	1,339,208
Foreign currency translation adjustment		(92,418)	143,316
Ending balance	(5,254,585)	(5,254,585)	(2,814,583)
Machinery and equipment
Changes in property, plant and equipment [abstract]
Beginning balance		56,326,036
Ending balance	76,652,377	76,652,377	56,326,036
Machinery and equipment | GROSS CARRYING AMOUNT
Changes in property, plant and equipment [abstract]
Beginning balance		58,166,555	6,421,141
Additions		22,470,851	52,807,971
Additions - Borrowing costs (Note 18)		1,371,166	515,919
Transfer		0	67,455
Disposals and write-offs		(1,487,289)	0
Impairment		(1,025,686)
Foreign currency translation adjustment		798,124	(1,645,931)
Ending balance	80,293,721	80,293,721	58,166,555
Machinery and equipment | ACCUMULATED DEPRECIATION
Changes in property, plant and equipment [abstract]
Beginning balance		(1,840,519)	(343,839)
Disposals and write-offs		1,487,289	0
Impairment		(38,301)
Depreciation		3,267,855	1,581,078
Foreign currency translation adjustment		(58,560)	84,398
Ending balance	(3,641,344)	(3,641,344)	(1,840,519)
Rolling stock
Changes in property, plant and equipment [abstract]
Beginning balance		2,094,156
Ending balance	4,232,863	4,232,863	2,094,156
Rolling stock | GROSS CARRYING AMOUNT
Changes in property, plant and equipment [abstract]
Beginning balance		2,531,772	1,308,726
Additions		3,728,406	1,317,358
Additions - Borrowing costs (Note 18)		0	0
Transfer		0	0
Disposals and write-offs		(28,205)	(83,130)
Impairment		(291,420)
Foreign currency translation adjustment		45,625	(11,182)
Ending balance	5,986,178	5,986,178	2,531,772
Rolling stock | ACCUMULATED DEPRECIATION
Changes in property, plant and equipment [abstract]
Beginning balance		(437,616)	(224,406)
Disposals and write-offs		43,763	58,142
Impairment		(99,210)
Depreciation		1,449,581	278,078
Foreign currency translation adjustment		(9,091)	6,726
Ending balance	(1,753,315)	(1,753,315)	(437,616)
Computer equipment
Changes in property, plant and equipment [abstract]
Beginning balance		6,005,928
Ending balance	7,225,482	7,225,482	6,005,928
Computer equipment | GROSS CARRYING AMOUNT
Changes in property, plant and equipment [abstract]
Beginning balance		7,470,595	2,992,982
Additions		2,132,104	4,745,673
Additions - Borrowing costs (Note 18)		0	0
Transfer		0	0
Disposals and write-offs		0	0
Impairment		0
Foreign currency translation adjustment		140,834	(268,060)
Ending balance	9,743,533	9,743,533	7,470,595
Computer equipment | ACCUMULATED DEPRECIATION
Changes in property, plant and equipment [abstract]
Beginning balance		(1,464,667)	(758,100)
Disposals and write-offs		0	0
Impairment		0
Depreciation		1,001,617	781,479
Foreign currency translation adjustment		(51,767)	74,912
Ending balance	(2,518,051)	(2,518,051)	(1,464,667)
Furniture and office equipment
Changes in property, plant and equipment [abstract]
Beginning balance		863,759
Ending balance	3,149,177	3,149,177	863,759
Furniture and office equipment | GROSS CARRYING AMOUNT
Changes in property, plant and equipment [abstract]
Beginning balance		1,010,711	513,344
Additions		2,484,595	529,882
Additions - Borrowing costs (Note 18)		0	0
Transfer		0	0
Disposals and write-offs		(184,839)	0
Impairment		0
Foreign currency translation adjustment		21,963	(32,515)
Ending balance	3,332,430	3,332,430	1,010,711
Furniture and office equipment | ACCUMULATED DEPRECIATION
Changes in property, plant and equipment [abstract]
Beginning balance		(146,952)	(96,809)
Disposals and write-offs		184,839	0
Impairment		0
Depreciation		218,077	57,878
Foreign currency translation adjustment		(3,063)	7,735
Ending balance	(183,253)	(183,253)	(146,952)
Production moulds
Changes in property, plant and equipment [abstract]
Beginning balance		2,230,350
Ending balance	1,885,529	1,885,529	2,230,350
Production moulds | GROSS CARRYING AMOUNT
Changes in property, plant and equipment [abstract]
Beginning balance		3,304,058	1,462,683
Additions		1,189,208	1,978,942
Additions - Borrowing costs (Note 18)		0	0
Transfer		0	0
Disposals and write-offs		(353,564)	0
Impairment		0
Foreign currency translation adjustment		74,452	(137,567)
Ending balance	4,214,154	4,214,154	3,304,058
Production moulds | ACCUMULATED DEPRECIATION
Changes in property, plant and equipment [abstract]
Beginning balance		(1,073,708)	(246,449)
Disposals and write-offs		273,951	0
Impairment		0
Depreciation		1,470,615	864,400
Foreign currency translation adjustment		(58,253)	37,141
Ending balance	(2,328,625)	(2,328,625)	(1,073,708)
Master patterns and templates
Changes in property, plant and equipment [abstract]
Beginning balance		1,187,374
Ending balance	1,220,310	1,220,310	1,187,374
Master patterns and templates | GROSS CARRYING AMOUNT
Changes in property, plant and equipment [abstract]
Beginning balance		1,327,362	965,937
Additions		180,450	433,228
Additions - Borrowing costs (Note 18)		0	0
Transfer		0	0
Disposals and write-offs		0	0
Impairment		0
Foreign currency translation adjustment		30,288	(71,803)
Ending balance	1,538,100	1,538,100	1,327,362
Master patterns and templates | ACCUMULATED DEPRECIATION
Changes in property, plant and equipment [abstract]
Beginning balance		(139,988)	(64,885)
Disposals and write-offs		0	0
Impairment		0
Depreciation		170,750	81,543
Foreign currency translation adjustment		(7,052)	6,440
Ending balance	(317,790)	(317,790)	(139,988)
Prototypes
Changes in property, plant and equipment [abstract]
Beginning balance		64,536
Impairment	(1,419,420)
Ending balance	3,212,267	3,212,267	64,536
Prototypes | GROSS CARRYING AMOUNT
Changes in property, plant and equipment [abstract]
Beginning balance		202,172	78,709
Additions		4,273,619	135,627
Additions - Borrowing costs (Note 18)		0	0
Transfer		0	0
Disposals and write-offs		(139,531)	0
Impairment		(308,346)
Foreign currency translation adjustment		65,399	(12,164)
Ending balance	4,093,313	4,093,313	202,172
Prototypes | ACCUMULATED DEPRECIATION
Changes in property, plant and equipment [abstract]
Beginning balance		(137,636)	(78,709)
Disposals and write-offs		102,980	0
Impairment		(68,521)
Depreciation		894,363	54,428
Foreign currency translation adjustment		(20,548)	(4,499)
Ending balance	(881,046)	(881,046)	(137,636)
Building
Changes in property, plant and equipment [abstract]
Beginning balance		0
Ending balance	33,876,757	33,876,757	0
Building | GROSS CARRYING AMOUNT
Changes in property, plant and equipment [abstract]
Beginning balance		0	0
Additions		11,984,946	0
Additions - Borrowing costs (Note 18)		1,359,161	0
Transfer		43,592,543	0
Disposals and write-offs		(23,813,344)	0
Impairment		0
Foreign currency translation adjustment		753,451	0
Ending balance	33,876,757	33,876,757	0
Building | ACCUMULATED DEPRECIATION
Changes in property, plant and equipment [abstract]
Beginning balance		0	0
Disposals and write-offs		0	0
Impairment		0
Depreciation		0	0
Foreign currency translation adjustment		0	0
Ending balance	0	0	0
Construction in progress
Changes in property, plant and equipment [abstract]
Beginning balance		42,110,058
Ending balance	2,629,894	2,629,894	42,110,058
Construction in progress | GROSS CARRYING AMOUNT
Changes in property, plant and equipment [abstract]
Beginning balance		42,110,058	5,301,919
Additions		4,518,943	38,118,683
Additions - Borrowing costs (Note 18)		0	1,034,749
Transfer		(44,486,759)	(529,890)
Disposals and write-offs		0	0
Impairment		0
Foreign currency translation adjustment		487,652	(1,815,403)
Ending balance	2,629,894	2,629,894	42,110,058
Construction in progress | ACCUMULATED DEPRECIATION
Changes in property, plant and equipment [abstract]
Beginning balance		0	0
Disposals and write-offs		0	0
Impairment		0
Depreciation		0	0
Foreign currency translation adjustment		0	0
Ending balance	$ 0	$ 0	$ 0